Stock Options - Additional Information (Detail) - USD ($)				2 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	May 24, 2016	Jun. 18, 2015	Mar. 18, 2015	Feb. 28, 2014	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2016	Dec. 31, 2013	Dec. 31, 2003
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, reserved for future issuance						4,501,520				1,970,269		4,947,200	4,501,520
Weighted average grant-date fair value of options granted										$ 0.86		$ 0.84	$ 1.43
Stock options vested aggregate intrinsic value										$ 8,545,416
Stock options expected to vest aggregate intrinsic value										$ 5,714,093
Weighted average exercise prices options outstanding						$ 2.60				$ 2.01	$ 2.01	2.10	$ 2.60		$ 2.73
Weighted average exercise prices options vested and exercisable										2.05		2.10
Weighted average exercise prices options vested and expected to vest										$ 2.02		$ 2.10
Stock-based compensation										$ 224,039	$ 310,719	$ 341,554	$ 657,730
Authorized for Grants under the 2016 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock authorized under equity incentive plan														300,000
Common stock, reserved for future issuance										300,000
Authorized for Grants under the 2013 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock authorized under equity incentive plan		1,200,000
Common stock, reserved for future issuance						126,876				481,999		321,313	126,876
Increase in share reserved for issuance		300,000	300,000
Common stock, reserved for future issuance under equity incentive plan										424,524		321,313
2003 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock authorized under equity incentive plan																600,000
Common stock, reserved for future issuance										0		0
Scenario, Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise prices options outstanding										$ 1.54
Weighted average exercise prices options vested and exercisable										1.44
Weighted average exercise prices options vested and expected to vest										$ 2.00
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted common stock granted	57,475
Fair value of common stock granted, per share	$ 1.90
Total unrecognized compensation cost related to unvested stock options and restricted stock granted under the plans						$ 198,523				$ 417,135		$ 214,304	$ 198,523
Unrecognized compensation cost related to unvested stock options and restricted stock granted under the plans, period for recognition										3 years
Restricted Stock | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted common stock granted												50,000	260,924
Fair value of common stock granted, per share													$ 2.20
Vested percentage of common stock				68.75%	6.25%	6.25%	6.25%	6.25%	6.25%
Stock-based compensation												$ 0
Restricted Stock | Chief Financial Officer And Chief Operating Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted common stock granted										57,475
Fair value of common stock granted, per share										$ 1.90
Vested percentage of common stock										100.00%
Vested period of restricted common stock										6 months